                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mayo Investment Advisers LLC
Address:  40 Rowes Wharf, 2nd Floor
          Boston, Massachusetts 02110

Form 13F File Number:  28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles Curtis
Title:    Chief Financial Officer
Phone:    617-443-9004

Signature, Place, and Date of Signing:

     /s/ Charles Curtis           Boston, Massachusetts      November 7, 2005
-----------------------------  --------------------------  --------------------
        [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:     $599,922
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                            MAYO INVESTMENT ADVISERS LLC

                               FORM 13 F AS OF 9/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1)              (ITEM 2)    (ITEM 3)        (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         --------------------------
        NAME                TITLE                      FAIR        SHARES OR                                      (SHARES)
         OF                  OF         CUSIP         MARKET       PRINCIPAL     INVESTMENT   OTHER      SOLE      SHARED     NONE
       ISSUER               CLASS      NUMBER          VALUE        AMOUNT       DISCRETION  MANAGERS     (A)        (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------
3M CO COM                  COMMON     88579Y101      5,502,000       75,000 X      SOLE                  66,000      0       9,000
AGERE SYS INC COM          COMMON     00845V308      9,733,350      935,000 X      SOLE                 823,000      0     112,000
AGRIUM INC                 COMMON     008916108      3,570,125      162,500 X      SOLE                 129,000      0      33,500
ALLIED WASTE CV PFD 6      CONVERT    019589704      1,123,781        4,500 X      SOLE                   4,500      0           0
ALLMERICA FINL CORP C      COMMON     019754100        719,950       17,500 X      SOLE                  11,500      0       6,000
AMERADA HESS CORP          COMMON     023551104      1,787,500       13,000 X      SOLE                  12,100      0         900
ANADARKO PETE CORP         COMMON     032511107      1,675,625       17,500 X      SOLE                  10,000      0       7,500
ARCHER DANIELS MIDLAN      COMMON     039483102      5,980,050      242,500 X      SOLE                 204,500      0      38,000
ARRIS GROUP INC COM        COMMON     04269Q100     17,434,200    1,470,000 X      SOLE               1,241,000      0     229,000
BARRICK GOLD CORP COM      COMMON     067901108     11,983,125      412,500 X      SOLE                 342,500      0      70,000
BOSTON SCIENTIFIC COR      COMMON     101137107     15,622,845      668,500 X      SOLE                 562,000      0     106,500
BROCADE COMMUNICATION      COMMON     111621108        754,800      185,000 X      SOLE                 185,000      0           0
BURLINGTON NORTHN SAN      COMMON     12189T104        269,100        4,500 X      SOLE                   4,500      0           0
BURLINGTON RESOURCES       COMMON     122014103        813,200       10,000 X      SOLE                   5,000      0       5,000
CANADIAN PAC RY LTD C      COMMON     13645T100      6,981,000      162,500 X      SOLE                 125,000      0      37,500
CENTURYTEL INC COM         COMMON     156700106     11,980,650      342,500 X      SOLE                 281,500      0      61,000
CHESAPEAKE ENERGY CON      CONVERT    165167602        464,775        2,500 X      SOLE                   2,500      0           0
CHESAPEAKE ENERGY COR      COMMON     165167107     32,130,000      840,000 X      SOLE                 714,000      0     126,000
CHEVRONTEXACO CORPORA      COMMON     166764100      6,425,682       99,269 X      SOLE                  79,606      0      19,663
CHUBB CORP 7% CONV PF      CONVERT    171232507        326,990       10,000 X      SOLE                   5,000      0       5,000
CHUNGHWA TELECOM CO L      COMMON     17133Q205      4,257,300      230,000 X      SOLE                 217,500      0      12,500
CITIGROUP INC.             COMMON     172967101      2,048,400       45,000 X      SOLE                  37,500      0       7,500
CITIZENS COMMUNICATIO      COMMON     17453B101     35,026,750    2,585,000 X      SOLE               2,161,500      0     423,500
CLEAR CHANNEL COMMUNI      COMMON     184502102     10,195,900      310,000 X      SOLE                 270,500      0      39,500
COEUR D ALENE MINES C      COMMON     192108108     11,019,150    2,605,000 X      SOLE               1,967,500      0     637,500
CSX CORP                   COMMON     126408103        697,200       15,000 X      SOLE                   9,000      0       6,000
DU PONT                    COMMON     263534109      3,819,075       97,500 X      SOLE                  79,000      0      18,500
E M C CORP MASS            COMMON     268648102        679,350       52,500 X      SOLE                  52,500      0           0
EAST JAPAN RAILWAY CO      FOREIGN    629854200      1,711,860          300 X      SOLE                     300      0           0
ECHOSTAR COMMUN CORP       COMMON     278762109     12,641,175      427,500 X      SOLE                 358,000      0      69,500
ENCANA CORP COM            COMMON     292505104      7,580,300      130,000 X      SOLE                  99,000      0      31,000

                            MAYO INVESTMENT ADVISERS LLC

                               FORM 13 F AS OF 9/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1)              (ITEM 2)    (ITEM 3)        (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         --------------------------
        NAME                TITLE                      FAIR        SHARES OR                                      (SHARES)
         OF                  OF         CUSIP         MARKET       PRINCIPAL     INVESTMENT   OTHER       SOLE     SHARED     NONE
       ISSUER               CLASS      NUMBER          VALUE        AMOUNT       DISCRETION  MANAGERS      (A)       (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD       COMMON     G3223R108      4,454,450       45,500 X      SOLE                  33,700      0      11,800
EXXON CORPORATION          COMMON     30231G102      2,752,871       43,325 X      SOLE                  42,825      0         500
GENERAL ELECTRIC           COMMON     369604103     28,451,150      845,000 X      SOLE                 730,200      0     114,800
GEORGIA GULF CORP COM      COMMON     373200203      4,394,600      182,500 X      SOLE                 177,500      0       5,000
GLOBAL SANTAFE CORPOR      COMMON     G3930E101      3,307,450       72,500 X      SOLE                  47,500      0      25,000
GMO TR INTL INT VL II      MUTUAL     362007205        472,122       15,349 X      SOLE                  15,349      0           0
GRAINGER W W INC           COMMON     384802104      5,348,200       85,000 X      SOLE                  71,600      0      13,400
HALLIBURTON CO             COMMON     406216101      1,301,880       19,000 X      SOLE                  17,300      0       1,700
HONEYWELL INTERNATION      COMMON     438516106      9,375,000      250,000 X      SOLE                 218,000      0      32,000
INCO LTD                   COMMON     453258402        947,000       20,000 X      SOLE                  18,000      0       2,000
INTEL CORP                 COMMON     458140100        253,895       10,300 X      SOLE                  10,300      0           0
INTERNATIONAL BUSINES      COMMON     459200101        970,662       12,100 X      SOLE                  12,100      0           0
ISHARES INC MSCI JAPA      MUTUAL     464286848        822,825       67,500 X      SOLE                  67,500      0           0
J.P. MORGAN CHASE & C      COMMON     46625H100     15,353,325      452,500 X      SOLE                 373,000      0      79,500
KROGER CO                  COMMON     501044101     14,464,475      702,500 X      SOLE                 589,000      0     113,500
MARSH & MCLENNAN COS       COMMON     571748102     12,839,775      422,500 X      SOLE                 365,500      0      57,000
MICROSOFT CORP             COMMON     594918104     14,537,450      565,000 X      SOLE                 491,500      0      73,500
MITSUBISHI TOKYO FINL      COMMON     606816106      2,280,263      175,001 X      SOLE                 160,001      0      15,000
MORGAN STANLEY COM NE      COMMON     617446448      4,450,050       82,500 X      SOLE                  82,500      0           0
MOSIAC COMPANY             COMMON     61945A107      5,967,450      372,500 X      SOLE                 317,500      0      55,000
NEC CORP ORD               COMMON     J48818124        406,958       75,000 X      SOLE                  75,000      0           0
NEWS CORP CL A             COMMON     65248E104     22,098,825    1,417,500 X      SOLE               1,223,000      0     194,500
NIPPON STL CORP ORD        COMMON     J55999122        563,790      150,000 X      SOLE                 150,000      0           0
NOMURA HLDGS INC SPON      COMMON     65535H208      1,748,250      112,500 X      SOLE                  97,500      0      15,000
OLIN CORP                  COMMON     680665205     30,906,225    1,627,500 X      SOLE               1,358,000      0     269,500
PARTNERRE LTD COM          COMMON     G6852T105      8,358,525      130,500 X      SOLE                 107,800      0      22,700
PFIZER INC                 COMMON     717081103     10,549,825      422,500 X      SOLE                 355,000      0      67,500
PLACER DOME INC            COMMON     725906101      4,544,750      265,000 X      SOLE                 222,500      0      42,500
PRIDE INTL INC COM         COMMON     74153Q102      2,565,900       90,000 X      SOLE                  79,500      0      10,500
PROCTER & GAMBLE CO C      COMMON     742718109      9,364,950      157,500 X      SOLE                 140,500      0      17,000
QUINTANA MARITIME LTD      COMMON     Y7169G109      1,384,250      122,500 X      SOLE                 103,500      0      19,000
RAYTHEON CO NEW COM        COMMON     755111507      5,417,850      142,500 X      SOLE                 109,500      0      33,000
ROWAN COS INC              COMMON     779382100      4,258,800      120,000 X      SOLE                 101,500      0      18,500

                            MAYO INVESTMENT ADVISERS LLC

                               FORM 13 F AS OF 9/30/05

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1)              (ITEM 2)    (ITEM 3)        (ITEM 4)      (ITEM 5)      (ITEM 6)   (ITEM 7)            (ITEM 8)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             VOTING AUTHORITY
                                                                                                         --------------------------
        NAME                TITLE                      FAIR        SHARES OR                                      (SHARES)
         OF                  OF         CUSIP         MARKET       PRINCIPAL     INVESTMENT   OTHER       SOLE     SHARED     NONE
       ISSUER               CLASS      NUMBER          VALUE        AMOUNT       DISCRETION  MANAGERS      (A)       (B)       (C)
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS         COMMON     78387G103     15,161,025      632,500 X      SOLE                 516,500      0     116,000
SCHLUMBERGER               COMMON     806857108      1,476,650       17,500 X      SOLE                  17,500      0           0
SIEMENS A G SPONSORED      COMMON     826197501        309,320        4,000 X      SOLE                   4,000      0           0
SMURFIT-STONE CONTAIN      COMMON     832727101      1,269,100      122,500 X      SOLE                 100,000      0      22,500
ST PAUL COS INC            COMMON     792860108     10,209,899      227,544 X      SOLE                 188,244      0      39,300
STREETTRACKS GOLD TR       COMMON     863307104      4,086,250       87,500 X      SOLE                  77,000      0      10,500
TIME WARNER INC            COMMON     887317105        181,100       10,000 X      SOLE                  10,000      0           0
TOKYO ELECTRON ORD         COMMON     J86957115        399,020        7,500 X      SOLE                   7,500      0           0
TYCO INTL LTD              COMMON     902124106      6,266,250      225,000 X      SOLE                 207,500      0      17,500
U S BANCORP                COMMON     902973304      3,510,000      125,000 X      SOLE                  93,500      0      31,500
UNION PAC CORP             COMMON     907818108      1,469,850       20,500 X      SOLE                  15,500      0       5,000
UNITED STS STL CORP N      COMMON     912909108        211,750        5,000 X      SOLE                   5,000      0           0
UNOVA INC COM              COMMON     91529B106      1,836,450       52,500 X      SOLE                  39,000      0      13,500
UNUMPROVIDENT 8.25 CO      CONVERT    91529Y403      1,191,000       30,000 X      SOLE                  30,000      0           0
UNUMPROVIDENT CORP CO      COMMON     91529Y106     14,811,250      722,500 X      SOLE                 605,000      0     117,500
US AIRWAYS                 COMMON     90341W108      1,890,900       90,000 X      SOLE                  90,000      0           0
VALOR COMMUNICATIONS       COMMON     920255106      9,132,100      670,000 X      SOLE                 558,500      0     111,500
VERIZON COMMUNICATION      COMMON     92343V104        245,175        7,500 X      SOLE                   2,500      0       5,000
VIACOM INC                 COMMON     925524308     32,930,281      997,585 X      SOLE                 824,585      0     173,000
VICOR CORP                 COMMON     925815102      3,307,245      218,300 X      SOLE                 200,300      0      18,000
WAL MART STORES INC        COMMON     931142103     19,061,700      435,000 X      SOLE                 367,000      0      68,000
WASTE MANAGEMENT INC       COMMON     94106L109        286,100       10,000 X      SOLE                  10,000      0           0
WELLS FARGO                COMMON     949746101        380,705        6,500 X      SOLE                   6,500      0           0
WESTERN SILVER CORP C      COMMON     959531104        198,340       23,500 X      SOLE                  18,500      0       5,000
WILLIS GROUP HOLDINGS      COMMON     G96655108     10,232,375      272,500 X      SOLE                 223,200      0      49,300